Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of of income/(loss) before income taxes

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017

Cayman Islands	114,470	234,621	(176,740)
PRC	900,788	1,069,822	482,615
Other foreign countries	(243,456)	(461,532)	92,720

Total income before income taxes	771,802	842,911	398,595

Schedule of income tax expenses in the consolidated statement of operations and comprehensive income

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017

Current income tax expense
PRC	(250,662)	(189,749)	(131,949)
Other foreign countries	(3,318)	(17,896)	(5,621)

Total current income tax expense	(253,980)	(207,645)	(137,570)

Deferred tax benefit
PRC	96,648	78,726	38,324
Other foreign countries	—	5,618	776

Total deferred tax benefit	96,648	84,344	39,100

Total income tax expenses	(157,332)	(123,301)	(98,470)

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Temporary differences:
Amortization of intangible assets	510	415
Accrued warranty costs	94,856	122,891
Accrued expenses	52,550	42,115
Net loss carried forward	251,862	244,170
Depreciation of property, plant and equipment	127,221	138,255
Inventory write-down	34,461	26,819
Allowance for doubtful accounts	30,650	43,662
Allowance for advance to suppliers	3,108	2,065
Impairment loss on property, plant and equipment and project assets	58,969	67,613
Government grant for the acquisition of land use rights and property, plant and equipment	28,216	28,727
Timing difference for revenue recognition of retainage contract	50,376	33,314
Unrealized profit	75,352	91,049
Others	9,744	8,614

Deferred tax assets	817,875	849,709

Deferred tax liabilities:
Temporary differences:
Capitalized interest	(24,399)	(23,165)

Deferred tax liabilities	(24,399)	(23,165)

Less: valuation allowance	(373,793)	(367,761)

Deferred tax assets-net	419,683	458,783

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Current	138,080	—
Non-Current	306,002	481,948

	444,082	481,948

Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(24,399)	(23,165)

	(24,399)	(23,165)

	419,683	458,783

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	456,925	483,649	373,793
Allowance made during the year	119,448	128,605	72,915
Effect of tax rate change (1)	—	—	(24,833)
Reversals and utilization	(92,724)	(214,860)	(54,114)
Written off	—	(23,601)	—

Balance at end of the year	483,649	373,793	367,761

Schedule of reconciliation between provision for income tax

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
PRC enterprise income tax	25%	25%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	2.78%	2.59%	1.90%
Effect of tax holiday (1)	(7.54)%	(8.38)%	(10.72)%
Difference of tax rates of subsidiaries outside of China (2)	(0.25)%	(5.43)%	3.64%
Effect of tax rate change (3)	(3.06)%	9.54%	6.39%
Withholding tax for dividend distribution	—%	0.23%	—%
Intra-group investment disposal income subject to tax	—%	1.31%	—%
Valuation allowance	3.46%	(10.23)%	(1.51)%

	20.39%	14.63%	24.70%

(1)	Effect of tax holiday is mainly due to certain subsidiaries are entitled ANTE with a preferential income tax of 15%.

(2)

Change of effect of difference of tax rates of subsidiaries outside of China is mainly due to impact from change in fair value generated from warrants and exchange gain or loss in JA Cayman, which is not subject to income tax.

(3)

Change of tax rate increased from (3.06%) in 2015 to 9.54% in 2016 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2016 for two subsidiaries (JA Wafer R&D and JA Hefei Technology) to reflect the decrease of tax rate due to their recognition as ANTE, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for one subsidiary (JA Wafer R&D) have been fully provided for valuation allowance in both 2016 and 2015. The corresponding reversal of valuation allowance has been included in the line of valuation allowance. Change of tax rate decreased from 9.54% in 2016 to 6.39% in 2017 is due to different enacted tax rate used in the calculation of deferred tax assets in 2017 for JA Solar (Xingtai) Co., Ltd. to reflect the decrease of tax rate due to its recognition as ANTE, and for JA USA to reflect the decrease of tax rate starting 2018 as a result from the implementation of the enactment of Tax Cuts and Jobs Act of 2017, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount).

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017
The aggregate amount of effect	58,194	70,653	42,671
Per share effect-basic	0.24	0.30	0.18
Per share effect-diluted	0.24	0.30	0.18